Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2020
Statement of Cash Flows [Abstract]
Net loss	$ (1,264,305)	$ (1,026,941)	$ (3,189,055)	$ (1,768,865)
Items not affecting cash
Depreciation (Note 4)	65,381	102,254	196,144	307,376
Stock-based compensation (Note 8)	0	12,884	11,985	78,865
Accreted interest on convertible debenture (Note 5)	157,844	80,490	207,726	722,330
Loss on disposal of equipment (Note 4)	0	20,944	0	20,944
Non-cash lease expense	37,738	0	100,391	0
Unrealized foreign exchange loss	10,002	(8,462)	(3,681)	(2,978)
Change in non-cash operating assets & liabilities
Trade and other receivables	(119,255)	283,204	(566,384)	346,681
Investment tax credits	0	140,101	0	140,101
Inventory	8,689	0	8,689	102,375
Prepaid expenses, sundry and other assets	69,040	(87,411)	35,102	(52,061)
Accounts payable, accrued liabilities and employee costs payable	(367,005)	(474,756)	116,516	1,417,519
Operating lease liability	(40,988)	0	(112,935)	0
Cash flows provided from (used in) operating activities	(1,362,433)	721,527	(2,125,576)	729,003
Financing activities
Proceeds from private placement financing (Note 7)	0	0	3,069,448	0
Cost related to private placement (Note 7)	0	0	(38,220)	0
Cash flows provided from (used in) financing activities	0	0	3,031,228	0
Investing activity
Purchase of property and equipment (Note 4)	0	(3,875)	0	(3,875)
Sale of property and equipment (Note 4)	0	8,806	0	8,806
Cash flows provided from investing activities	0	4,931	0	4,931
(Decrease) increase in cash	(1,362,433)	726,458	905,652	733,934
Cash, beginning of period	2,470,131	72,098	202,046	64,622
Cash, end of period	1,107,698	798,556	1,107,698	798,556
Supplemental cash flow information:
Interest paid	0	0	0	0
Taxes paid	$ 0	$ 0	$ 0	$ 0